Pension schemes (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Schedule of Pension Expense Excluding Interest Amounts
The pension expense (excluding interest amounts) recognised in the income statement consists of:

	2021 £m	2020 £m	2019 £m
Defined benefit pension expense	24	11	11
Defined contribution pension expense	109	114	109
Total	133	125	120

Schedule of Defined Benefit Pension Schemes
The amounts recognised in the income statement in respect of defined benefit pension schemes during the year are presented by major scheme as follows:

		2021			2020			2019
	UK £m	US £m	Total £m	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Service cost	21	3	24	21	3	24	21	3	24
Settlement and past service credits	–	–	–	–	(13)	(13)	(8)	(5)	(13)
Defined benefit pension expense	21	3	24	21	(10)	11	13	(2)	11
Net interest on net defined benefit obligation	8	1	9	9	1	10	9	3	12
Net defined benefit pension expense	29	4	33	30	(9)	21	22	1	23

Summary of Defined Benefit Pension Expense
The significant valuation assumptions, determined for each major scheme in conjunction with the respective independent actuaries, are presented below. The net defined benefit pension expense for each year is based on the assumptions and scheme valuations set at 31 December of the prior year.

AS AT 31 DECEMBER	2021		2020		2019
	UK	US	UK	US	UK	US
Discount rate	1.95%	2.80%	1.45%	2.45%	2.05%	3.25%
Inflation	3.30%	2.50%	2.80%	2.50%	2.95%	2.50%

Summary of Average Life Expectancy Assumptions
Mortality assumptions make allowance for future improvements in longevity and have been determined by reference to applicable mortality statistics. The average life expectancy assumptions are set out below:

AS AT 31 DECEMBER 2021	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	87	86	90	89

Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes
The amount recognised in the statement of financial position in respect of defined benefit pension schemes at the start and end of the year and the movements during the year were as follows:

	2021			2020
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Defined benefit obligation
At start of year	(4,668)	(1,062)	(5,730)	(4,251)	(1,018)	(5,269)
Service cost	(21)	(3)	(24)	(21)	(3)	(24)
Past service credits	–	–	–	–	13	13
Interest on pension scheme liabilities	(67)	(25)	(92)	(85)	(31)	(116)
Actuarial gain/(loss) on financial assumptions	155	38	193	(492)	(99)	(591)
Actuarial (loss)/gain arising from experience assumptions	(152)	(1)	(153)	60	(13)	47
Contributions by employees	(9)	–	(9)	(8)	–	(8)
Benefits paid	133	69	202	129	56	185
Exchange translation differences	–	(8)	(8)	–	33	33
At end of year	(4,629)	(992)	(5,621)	(4,668)	(1,062)	(5,730)

Fair value of scheme assets
At start of year	4,076	1,077	5,153	3,767	995	4,762
Interest income on plan assets	59	24	83	76	30	106
Return on assets excluding amounts included in interest income	318	(39)	279	291	135	426
Contributions by employer	61	6	67	63	7	70
Contributions by employees	9	–	9	8	–	8
Benefits paid	(133)	(69)	(202)	(129)	(56)	(185)
Exchange translation differences	–	8	8	–	(34)	(34)
At end of year	4,390	1,007	5,397	4,076	1,077	5,153

Opening net deficit	(592)	15	(577)	(484)	(23)	(507)
Service cost	(21)	(3)	(24)	(21)	(3)	(24)
Net interest on net defined benefit obligation	(8)	(1)	(9)	(9)	(1)	(10)
Settlement and past service credits	–	–	–	–	13	13
Contributions by employer	61	6	67	63	7	70
Actuarial gains/(losses)	321	(2)	319	(141)	23	(118)
Exchange translation differences	–	–	–	–	(1)	(1)
Net pension obligation	(239)	15	(224)	(592)	15	(577)
Impact of asset ceiling	(3)	(42)	(45)	–	(47)	(47)
Overall net pension obligation	(242)	(27)	(269)	(592)	(32)	(624)

Summary of Net Pension Obligations and Net Pension Assets
A net pension asset has been recognised in relation to the US funded scheme after considering the guidance in IAS 19 – Employee Benefits and IFRIC 14. The split between net pension obligations and net pension assets is as follows:

	2021 £m	2020 £m
Net pension asset recognised	46	47
Net pension obligation	(315)	(671)
Overall net pension obligation	(269)	(624)

Amounts Recognised in Statement of Comprehensive Income
Amounts recognised in the statement of comprehensive income are set out below:

	2021 £m	2020 £m	2019 £m
Gains and losses arising during the year:
Experience (losses)/gains on scheme liabilities	(153)	47	17
Experience gains on scheme assets	279	426	470
Actuarial gains/(losses) on the present value of scheme liabilities due to changes in:
– discount rates	463	(671)	(743)
– inflation	(290)	127	142
– other actuarial assumptions	20	(47)	(10)
	319	(118)	(124)
Net cumulative losses at start of year	(946)	(828)	(704)
Net cumulative losses at end of year	(627)	(946)	(828)

Summary of Fair Value of Scheme Assets
The major categories and fair values of scheme assets at the end of the reporting period are as follows:

FAIR VALUE OF SCHEME ASSETS	2021			2020
	UK £m	US £m	Total £m	UK £m	US £m	Total £m
Equities	1,595	5	1,600	1,563	10	1,573
Liability matching assets	1,704	977	2,681	1,499	1,052	2,551
Property funds and ground leases	743	–	743	706	–	706
Direct lending	208	–	208	204	–	204
Cash and cash equivalents	127	25	152	95	12	107
Other	13	–	13	9	3	12
Total	4,390	1,007	5,397	4,076	1,077	5,153

Sensitivity Analysis of Actuarial Assumptions

£m
Increase/decrease of 0.25% in discount rate	237
Increase/decrease of 0.25% in the expected inflation rate	158
Increase/decrease of one year in assumed life expectancy	219